THE ALGER FUNDS II
111 Fifth Avenue
New York, New York  10003

May 20, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:  Patricia Williams

Re:	The Alger Funds II (File Nos.: 811-1743, 33-98102)
Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Alger Funds II (the “Trust”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 27 (the “Amendment”) under the Securities Act to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment includes a new series of the Trust, “Alger Dynamic Opportunities Fund” (the “Fund”).  In addition to broad investment latitude, the Fund’s management fee is a performance fee.  The Fund has only one class of shares, Class A Shares.  The Fund will have exchange privileges with the same class of shares of the other series of The Alger Funds II, and each of the series of The Alger Funds and Alger China-U.S. Growth Fund.

Should members of the Staff have any questions or comments regarding the Amendment, they should call me at 212.806.8833 or e-mail lmoss@alger.com.

Very truly yours,

/s/ Lisa A. Moss
Lisa A. Moss

cc: Hal Liebes, Esq.